Preferred stock	12 Months Ended
Mar. 31, 2013
Preferred stock

13. Preferred stock

The composition of preferred stock at March 31, 2011, 2012 and 2013 is as follows:

2011	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	497,866,000	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	497,866,000

2012	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	541,073,800	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	541,073,800

2013	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	574,087,800	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	574,087,800

Note:	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Holders or registered pledgees of preferred stock are entitled to receive annual dividends, and distribution of residual assets of MHFG as set out above as liquidation value per share, in priority to holders of common stock but pari passu among themselves. MHFG may pay up to one-half of the annual dividend payable on each class of preferred stock as an interim dividend. Dividends on preferred stock are not cumulative. Holders of preferred stock are not entitled to vote at a general meeting of shareholders except where the articles of incorporation entitle holders of preferred stock to vote.

Thirteenth series class XIII preferred stock is callable (in full or in part) at the option of the issuer after April 1, 2013. Call price is the sum of the liquidation value per share and the accrued dividend. Accrued dividend is calculated on a daily basis starting on the first day of the fiscal period in which the call date belongs and ending on the call date. If an interim dividend is paid during that fiscal period, the amount of this interim dividend will be subtracted from the accrued dividend.

Eleventh series class XI preferred stock is convertible into common stock at the option of the holder. Material terms and conditions of conversion are as follows.

	Conversion period	Conversion ratio (Note)
Eleventh series class XI preferred stock	July 1, 2008 to June 30, 2016	¥1,000/(conversion price), where the conversion price after adjustment is ¥282.90 on or after August 30, 2011; to be reset on July 1 of each year between 2013 and 2015 (each, a “Reset Date”) as ¥1,000/(conversion price), where the conversion price is the lower of (x) the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the Tokyo Stock Exchange (“TSE”) for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to the Reset Date and (y) the conversion price after adjustment effective as of the day before the relevant Reset Date, provided that the conversion price shall not be less than ¥282.90.

Note:	Subject to adjustment, where issuance or disposal by MHFG of common stock for a price below the “current market price”, a stock split, issuance of securities convertible into common stock at a price below the “current market price” at the time of issuance thereof or determination of the conversion price thereof, merger or amalgamation, or a capital decrease or stock consolidation occurs and in certain other circumstances.

Each share of preferred stock which has not been converted as described above by the end of the relevant conversion period will be converted into common stock on the day following the end of the conversion period on the following terms:

Conversion date	Conversion ratio
Eleventh series class XI preferred stock	July 1, 2016	¥1,000/(current market price), where the current market price is the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the TSE for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to July 1, 2016, provided that the current market price shall not be less than ¥282.90.

The changes in the number of shares and the aggregate amount of preferred stock during the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

Class of stock	Issued at March 31, 2010	Net change	Issued at March 31, 2011	Net change	Issued at March 31, 2012	Net change	Issued at March 31, 2013
	(number of shares)
Eleventh series class XI preferred stock (Note)	914,752,000	—	914,752,000	—	914,752,000	—	914,752,000
Thirteenth series class XIII preferred stock	36,690,000	—	36,690,000	—	36,690,000	—	36,690,000

Total	951,442,000	—	951,442,000	—	951,442,000	—	951,442,000

Class of stock	Aggregate amount at March 31, 2010	Net change	Aggregate amount at March 31, 2011	Net change	Aggregate amount at March 31, 2012	Net change	Aggregate amount at March 31, 2013
	(in millions of yen)
Eleventh series class XI preferred stock (Note)	914,752	—	914,752	—	914,752	—	914,752
Thirteenth series class XIII preferred stock	36,690	—	36,690	—	36,690	—	36,690

Total	951,442	—	951,442	—	951,442	—	951,442

Note:	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

See Note 32 “Subsequent events” for a description of the acquisition and cancellation of the thirteenth series class XIII preferred stock which was conducted subsequent to March 31, 2013.